Share-based Compensation - Schedule of Restricted Stock Unit Activity (Details) - Executive Awards - 2022 RSU Plan - $ / shares shares in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Awards
Outstanding, beginning of period (in shares)	23
Granted (in shares)	1
Vested (in shares)	(8)
Cancelled and forfeited (in shares)	(1)
Outstanding, ending of period (in shares)	15
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 43.53	$ 42.30
Granted (in dollars per share)	91.43
Vested (in dollars per share)	43.25
Cancelled and forfeited (in dollars per share)	$ 41.07